Income Taxes - Summary of Reconciliation of the Total Unrecognized Tax Benefits (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 1,020
Increase related to current year positions	562
Balance, end of year	$ 1,582